Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Options [Abstract]
Schedule of summarizes all stock option activity
	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2022	128,477	$56.44
Granted	-	-
Forfeited	6,093	186.55
Outstanding, March 31, 2023	122,384	$49.96

	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2021	121,938	$47.97
Granted	38,461	36.40
Forfeited	(31,922)	36.40
Outstanding, December 31, 2022	128,477	$56.44
	Shares	Weighted- Average Exercise Price Per Share
Outstanding, December 31, 2020	10,401	$145.34
Granted	119,229	$36.40
Forfeited	7,692	$36.40
Outstanding, December 31, 2021	121,938	$47.97

Schedule of table discloses information regarding outstanding and exercisable options
	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$97.50	2,769	97.50	0.46	2,769	97.50
67.99	1,538	67.99	0.99	1,538	67.99
36.40	118,077	36.40	8.68	110,382	36.40
	122,384	$49.96	8.38	114,689	$38.30
	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$186.55	6,093	$186.55	0.99	6,093	$186.55
97.50	2,769	97.50	1.46	2,769	97.50
67.99	1,538	67.99	1.99	1,538	67.99
36.40	126,923	36.40	9.59	53,846	36.40
	137,323	$47.97	8.88	64,246	$54.08

	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$186.55	6,093	$186.55	0.24	6,093	$186.55
97.50	2,769	97.50	0.71	2,769	97.50
67.99	1,538	67.99	1.24	1,538	67.99
36.40	118,077	36.40	8.88	110,382	36.40
	128,477	$56.42	8.14	120,782	$45.78
	Outstanding			Exercisable
Exercise Prices	Number of Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Number of Option Shares	Weighted Average Exercise Price
$186.55	6,093	$186,055	1.24	6,093	$186.55
97.50	2,769	97.50	1.71	2,769	97.50
67.99	1,538	67.99	2.24	1,538	67.99
36.40	111,538	36.40	9.84	60,385	36.40
	121,938	$56.44	9.13	70,785	$55.12

Schedule of black-scholes option pricing model
Common stock price	2.366
Dividend yield	0%
Risk-free interest rate	3.88%
Expected term (years)	10
Expected volatility	454%
Common stock price	8.71
Dividend yield	0%
Risk-free interest rate	2.98%
Expected term (years)	10
Expected volatility	480%

Common stock price	13.91
Dividend yield	0%
Risk-free interest rate	1.79%
Expected term (years)	10
Expected volatility	197%
Common stock price	36.40
Dividend yield	0%
Risk-free interest rate	1.60%
Expected term (years)	10
Expected volatility	480%

Schedule of stock options to executives’ officers and non-employee directors
Name	Number of Options	Exercise Price	Vesting Schedule
Jeffery D Johnson	38,462	$36.40	9,616 on grant date. 14,423 on each of the next 2 Employment Anniversaries.
Shalom Arik Maimon	15,385	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Michael DePrado	11,538	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Ran Daniel	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Richard Berman	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Yochanon Bruk	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Jeff Lewis	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
David Schottenstein	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Adiv Baruch	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date
Carol Pepper	7,692	$36.40	50% on grant date; 50% on 12 month anniversary of grant date